Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,947,130
Previously Paid Amount	0.00
Total Fee Amount	959.40
Total Offset Amount	0.00
Net Fee	959.40
Narrative - Max Aggregate Offering Price	$ 6,947,130
Final Prospectus	true